Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023		$ 93,236
2024
2025
2026
2027
Total undiscounted cash flows		$ 93,236
Weighted-average remaining lease terms		8 months 12 days	8 months 12 days
Weighted-average discount rate		3.00%	3.00%
Present values		$ 92,195
Lease liabilities—current		92,195	$ 132,200
Lease liabilities—long-term
Lease liabilities—total		92,195
Difference between undiscounted and discounted cash flows		$ 1,041